Debt - Asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 27,153	€ 33,582	€ 13,703
Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	1,527	844
Warehouse Credit Facilities: | FIARC Facility | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	101	191
Warehouse Credit Facilities: | SFS Facility | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	627	0
Warehouse Credit Facilities: | SFS Facility II | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	10	0
Term Notes: | Term Notes 2017-2020 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 114	274
Term Notes: | Term Notes 2017-2020 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	1.49%
Term Notes: | Term Notes 2017-2020 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	7.31%
Term Notes: | Term Notes 2021-1 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 75	126
Term Notes: | Term Notes 2021-1 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.45%
Term Notes: | Term Notes 2021-1 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.37%
Term Notes: | Term Notes 2021-2 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 158	253
Term Notes: | Term Notes 2021-2 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.48%
Term Notes: | Term Notes 2021-2 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	3.14%
Term Notes: | Term Notes 2022-1 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 201	0
Term Notes: | Term Notes 2022-1 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.03%
Term Notes: | Term Notes 2022-1 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.41%
Term Notes: | Term Notes 2022-2 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 241	€ 0
Term Notes: | Term Notes 2022-2 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	6.26%
Term Notes: | Term Notes 2022-2 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	9.50%